Compensation Expense - Summary of Compensation Expense (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of compensation expense [abstract]
Wages, salaries and benefits	$ 77,869	$ 69,633
Post-employment benefits	1,639	2,115
Share-based compensation (recovery) expense	3,126	(1,282)
Compensation expense	$ 82,634	$ 70,466